Property Plant And Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant And Equipment
8.	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Shop Equipment	Office Equipment	Computer Hardware	Signage	Vehicles	Leasehold Improvements	CIP	Total

Depreciation rates		5%	15%	20%	30%	15%	30%	10 to 25 years straight line

As at January 1, 2025

Cost	$12,230	$10,206	$386,048	$28,516	$60,457	$25,802	$18,512	$329,377	$43,197	$914,345

Accumulated depreciation	—	(1,741)	(178,281)	(16,413)	(34,246)	(12,871)	(8,777)	(132,343)	—	(384,672)

Net book value	$12,230	$8,465	$207,767	$12,103	$26,211	$12,931	$9,735	$197,034	$43,197	$529,673

For the year ended December 31, 2025

Acquired through business combinations	4,391	10,859	8,800	—	—	—	488	4,440	—	28,978

Additions	14,166	13,117	46,508	2,494	10,810	2,456	5,070	48,502	19,539	162,662

Transfers	821	17,553	5,512	194	170	206	423	7,820	(32,277)	422

Proceeds on disposal	(11,481)	(41,772)	(78)	(2)	—	—	(514)	(210)	—	(54,057)

Gain (loss) on disposal	238	3,206	(409)	(12)	(7)	(39)	6	(388)	(2,187)	408

Depreciation	—	(1,091)	(36,556)	(2,786)	(9,815)	(2,027)	(4,296)	(31,280)	—	(87,851)

Foreign exchange	25	181	341	20	55	23	7	259	—	911

Net book value	$20,390	$10,518	$231,885	$12,011	$27,424	$13,550	$10,919	$226,177	$28,272	$581,146

As at December 31, 2025

Cost	$20,390	$11,925	$446,675	$31,228	$71,525	$28,427	$24,277	$388,130	$28,272	$1,050,849

Accumulated depreciation	—	(1,407)	(214,790)	(19,217)	(44,101)	(14,877)	(13,358)	(161,953)	—	(469,703)

Net book value	$20,390	$10,518	$231,885	$12,011	$27,424	$13,550	$10,919	$226,177	$28,272	$581,146
During the year ended December 31, 2025, BGSI completed sale and leaseback transactions for 19 properties (2024 - 33 properties) for total proceeds of $53,252 (2024 - $64,854). The gains arising from sale and leaseback transactions in 2025 were $1,016 (2024 - $1,153).

	Land	Buildings	Shop Equipment	Office Equipment	Computer Hardware	Signage	Vehicles	Leasehold Improvements	CIP	Total

Depreciation rates		5%	15%	20%	30%	15%	30%	10 to 25 years straight line

As at January 1, 2024

Cost	$21,011	$27,448	$312,529	$23,828	$38,728	$22,302	$12,051	$275,027	$26,412	$759,336

Accumulated depreciation	—	(4,502)	(147,294)	(13,909)	(27,227)	(10,901)	(7,124)	(109,398)	—	(320,355)

Net book value	$21,011	$22,946	$165,235	$9,919	$11,501	$11,401	$4,927	$165,629	$26,412	$438,981

For the year ended December 31, 2024

Acquired through business combinations	4,054	9,861	7,042	—	—	—	502	3,294	—	24,753

Additions	7,646	9,072	63,437	4,732	21,995	3,485	6,794	43,632	46,342	207,135

Proceeds on disposal	(19,519)	(37,288)	(22)	—	—	—	(623)	—	(8,120)	(65,572)

Gain (loss) on disposal	(921)	2,618	(151)	(1)	(2)	(2)	199	(347)	(545)	848

Transfers	—	4,160	5,587	137	62	146	295	10,800	(20,892)	295

Depreciation	—	(2,823)	(32,785)	(2,650)	(7,280)	(2,058)	(2,348)	(25,554)	—	(75,498)

Foreign exchange	(41)	(81)	(576)	(34)	(65)	(41)	(11)	(420)	—	(1,269)

Net book value	$12,230	$8,465	$207,767	$12,103	$26,211	$12,931	$9,735	$197,034	$43,197	$529,673

As at December 31, 2024

Cost	$12,230	$10,206	$386,048	$28,516	$60,457	$25,802	$18,512	$329,377	$43,197	$914,345

Accumulated depreciation	—	(1,741)	(178,281)	(16,413)	(34,246)	(12,871)	(8,777)	(132,343)	—	(384,672)

Net book value	$12,230	$8,465	$207,767	$12,103	$26,211	$12,931	$9,735	$197,034	$43,197	$529,673